LEASE OBLIGATIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Lease Obligations [Line Items]
Monthly lease obligation	$ 22,500	$ 16,500
Right-of-use asset and lease liability			$ 591,183		$ 348,244	$ 1,008,331	$ 739,106
Revalued right-of-use-asset	$ 932,123				687,957
Percentages of lease discount rate	3.45%	3.45%
Undiscounted cash flows for office lease agreement	$ 494,598				$ 362,936
Lease revenues		$ 53,623	106,774
Lease expense capitalised to exploration and evaluation assets		$ 20,400	$ 20,400	$ 5,100